Fair Value (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Carrying amount
Estimated fair value Asset (Liability)
Cash and cash equivalents	¥ 269,902	¥ 247,740
Short-term investments	2	2,344
Long-term investments	160	83
Short-term loan receivable	171	157
Long-term loan receivable	42	48
Short-term borrowings	(52,401)	(22,600)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(55,161)	(77,804)
Bonds including the current portion	(171,455)	(245,991)
Estimated fair value
Estimated fair value Asset (Liability)
Cash and cash equivalents	269,902	247,740
Short-term investments	2	2,344
Long-term investments	160	82
Short-term loan receivable	171	157
Long-term loan receivable	41	50
Short-term borrowings	(52,401)	(22,600)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(55,099)	(77,486)
Bonds including the current portion	¥ (183,687)	¥ (271,853)